COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments And Contingencies 1	$ 81,000
Commitments And Contingencies 2	95,000
Commitments And Contingencies 3	$ 219,000
Commitments And Contingencies 4	50.00%
Commitments And Contingencies 5	$ 0
Commitments And Contingencies 6	$ 300,000